                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave Suite 206 S
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (914) 925-3417

Signature, Place, and Date of Signing:


          /s/ Kevin Quigley                  Rye, NY               8-9-11
-------------------------------------   -----------------   --------------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           85
Form 13F Information Table Value Total:     $186,049
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1     HORIZON ASSET MANAGEMENT

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
          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6        COLUMN 7      COLUMN 8
                                                     FAIR
                               TITLE                MARKET                            INVESTMENT                       VOTING
                                 OF                 VALUE                   PUT/      DISCRETION        OTHER        AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP   (X 1,000)  SHARES  SH/PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE   SHARED  NONE
---------------------------- ---------- --------- --------- -------- ------ ---- ---- ---------- ----- -------- ---- --------- -----
AUTONATION INC COM              COM     05329W102    12,720  347,454   SH                347,454          1            347,454
LEUCADIA NATIONAL CORP          COM     527288104    12,519  367,152   SH                367,152          1            367,152
BROOKFIELD ASSET MGMT INC      CL A
   VTG SHS                    VTG SH    112585104    10,855  327,265   SH                327,265          1            327,265
JARDEN CORP                     COM     471109108    10,462  303,168   SH                303,168          1            303,168
LAS VEGAS SANDS CORP            COM     517834107    10,455  247,700   SH                247,700          1            247,700
SEARS HLDGS CORP COM            COM     812350106    10,407  145,680   SH                145,680          1            145,680
FOREST CITY ENTERPRISES INC
   CL A                       CLASS A   345550107     7,911  423,735   SH                423,735          1            423,735
LIBERTY MEDIA HLDG CORP CAP
   SER A                     COM SER A  53071M302     7,776   90,691   SH                 90,691          1             90,691
GENERAL GROWTH PPTYS INC
   NEWCOM                       COM     370023103     6,312  378,244   SH                378,244          1            378,244
LOEWS CORP                      COM     540424108     6,104  145,040   SH                145,040          1            145,040
HOWARD HUGHES CORP COM          COM     44267D107     5,806   89,279   SH                 89,279          1             89,279
VIRTUS INVT PARTNERS INC COM    COM     92828Q109     5,531   91,128   SH                 91,128          1             91,128
ICAHN ENTERPRISES LPDEP UNIT  DEP UNIT  451100101     4,163   96,817   SH                 96,817          1             96,817
IMPERIAL OIL LTD COM            COM     453038408     4,049   86,928   SH                 86,928          1             86,928
WYNN RESORTS LTD                COM     983134107     3,955   27,560   SH                 27,560          1             27,560
MASTERCARD INC CL A COM       CLASS A   57636Q104     3,536   11,735   SH                 11,735          1             11,735
GREENLIGHT CAPITAL RE LTD
   CLASS A                    CLASS A   G4095J109     3,365  127,998   SH                127,998          1            127,998
GRUPO TELEVISA SA DE CV SP
   ADR REP ORD                  ADR     40049J206     3,130  127,275   SH                127,275          1            127,275
CNOOC LTD SPONSORED ADR ISIN    ADR     126132109     2,908   12,326   SH                 12,326          1             12,326
LIBERTY MEDIA CORP NEW LIB   LIB STAR
   STAR COM A                  COM A    53071M708     2,904   38,600   SH                 38,600          1             38,600
VORNADO RLTY TR SBI          SH BEN INT 929042109     2,669   28,644   SH                 28,644          1             28,644
DREAMWORKS ANIMATION SKG
   INCCL A                    CLASS A   26153C103     2,459  122,371   SH                122,371          1            122,371
CME GROUP INC COM               COM     12572Q105     2,311    7,928   SH                  7,928          1             7,928
CENOVUS ENERGY INC COM          COM     15135U109     2,218   58,903   SH                 58,903          1             58,903
AUTOZONE INC                    COM     053332102     1,961    6,654   SH                  6,654          1              6,654
BERKSHIRE HATHAWAY INC DEL    CLASS A   084670108     1,857       16   SH                     16          1                 16
SPDR INDEX SHS FDS S&P CHINA
   ETF                          ETF     78463X400     1,740   22,225   SH                 22,225          1             22,225
ASCENT CAPITAL GROUP INC        COM     043632108     1,586   29,946   SH                 29,946          1             29,946
ICICI BK LTD ADR
   ISIN#US45104G1040            ADR     45104G104     1,578   32,017   SH                 32,017          1             32,017
US GOLD CORPORATION COM PAR
   $0.10                        COM     912023207     1,379  228,851   SH                228,851          1            228,851
CARNIVAL CORP PAIREDCTF 1
   COM CARNIVAL CORP         PAIREDCTF  143658300     1,340   35,616   SH                 35,616          1             35,616
CB RICHARD ELLIS GROUP INC
   CL A                       CLASS A   12497T101     1,251   49,851   SH                 49,851          1             49,851
ING PRIME RATE TR SH BEN INT SH BEN INT 44977W106     1,155  188,470   SH                188,470          1            188,470
EATON VANCE SR FLTNG RTE TR     COM     27828Q105     1,119   69,826   SH                 69,826          1             69,826
SUNCOR ENERGY INC NEW COM
   ISIN                         COM     867224107     1,071   27,400   SH                 27,400          1             27,400
PIMCO INCOME STRATEGY FUND
   II                           COM     72201J104       984   91,426   SH                 91,426          1             91,426
INVESCO VAN KAMPEN SENIOR
   INCOME TRUST                 COM     46131H107       970  192,626   SH                192,626          1            192,626
EATON VANCE FLTING RATE INC     COM     278279104       966   59,580   SH                 59,580          1             59,580
NASDAQ OMX GROUP INCCOM         COM     631103108       910   35,972   SH                 35,972          1             35,972
PCM FUND INC                    COM     69323T101       906   79,533   SH                 79,533          1             79,533
PIMCO INCOME OPPORTUNITY FD     COM     72202B100       897   32,044   SH                 32,044          1             32,044
INVESCO VAN KAMPEN DYNAMIC
   CREDIT OPPORTUNIT            COM     46132R104       872   68,630   SH                 68,630          1             68,630
EATON VANCE LTD DUR INCOME F    COM     27828H105       868   52,754   SH                 52,754          1             52,754
CANADIAN NAT RES LTD            COM     136385101       843   20,148   SH                 20,148          1             20,148
WISDOMTREE TRUST INDIA ERNGS
   FD                           COM     97717W422       816   34,100   SH                 34,100          1             34,100
FIRST TR/FOUR CRNRS SR FLOAT    COM     33733U108       813   56,550   SH                 56,550          1             56,550
NUVEEN FLOATING RATE INCOME     COM     67072T108       786   64,497   SH                 64,497          1             64,497
BERKSHIRE HATHAWAY INC DEL
   CL B NEW                   CLASS B   084670702       773   10,000   SH                 10,000          1             10,000
BLACKROCK FLOAT RATE OME STR    COM     09255X100       769   50,380   SH                 50,380          1             50,380
PIMCO INCOME STRATEGY FUND      COM     72201H108       700   54,106   SH                 54,106          1             54,106
BLACKROCK FL RATE OME STRA I
   SHS                          COM     09255Y108       693   49,230   SH                 49,230          1             49,230
NUVEEN MULT CURR ST GV INCM
   COM                          COM     67090N109       683   45,995   SH                 45,995          1             45,995
EATON VANCE SR INCOME TR SH
   BEN INT                   SH BEN INT 27826S103       666   92,538   SH                 92,538          1             92,538
FIRST TR ISE REVERE NAT GAS
   COM                          COM     33734J102       658   30,550   SH                 30,550          1             30,550
NUVEEN SR INCOME FD             COM     67067Y104       643   84,440   SH                 84,440          1             84,440
BOK FINL CORP COM NEW           COM     05561Q201       626   11,431   SH                 11,431          1             11,431
ISHARES TR FTSE CHINA 25 IDX    IDX     464287184       619   14,430   SH                 14,430          1             14,430
PIONEER FLOATING RATE TR        COM     72369J102       604   43,330   SH                 43,330          1             43,330
NYSE EURONEXT COM               COM     629491101       568   16,597   SH                 16,597          1             16,597
NUVEEN FLTNG RTE INCM OPP
   FDCOM SHS                    COM     6706EN100       503   41,151   SH                 41,151          1             41,151
MARKET VECTORS ETF TR GAMING
   ETF                          ETF     57060U829       466   13,429   SH                 13,429          1             13,429
BLACKROCK FLOATING RATE
   INCOME                       COM     091941104       386   24,820   SH                 24,820          1             24,820
GUGGENHEIM CHINA REAL ESTATE
   ETF                          ETF     18383Q861       363   18,600   SH                 18,600          1             18,600
NUVEEN DIV ADV MUNI FD 3 SH
   BEN INT                   SH BEN INT 67070X101       289   20,950   SH                 20,950          1             20,950
ALLIANCE WORLD DLR GVT FD II    COM     01879R106       286   18,700   SH                 18,700          1             18,700
NUVEEN DIVID ADVANTAGE MUN F    COM     67066V101       282   21,430   SH                 21,430          1             21,430
PIONEER MUN HIGH INCOME TR
   SHS                          COM     723763108       270   19,250   SH                 19,250          1             19,250
PUTNAM MANAGED MUN INCOM TR     COM     746823103       266   36,180   SH                 36,180          1             36,180
BLACKROCK SR HIGH INCOME FD     COM     09255T109       266   63,630   SH                 63,630          1             63,630
DREYFUS STRATEGIC MUNS INC      COM     261932107       255   31,390   SH                 31,390          1             31,390
NUVEEN CA SELECT QUALITY
   MUNCOM                       COM     670975101       253   18,750   SH                 18,750          1             18,750
LMP CORPORATE LN FD INC         COM     50208B100       252   20,400   SH                 20,400          1             20,400
PIONEER MUN HIGH INC ADV TR     COM     723762100       247   18,085   SH                 18,085          1             18,085
EATON VANCE CA MUN BD FD        COM     27828A100       237   20,370   SH                 20,370          1             20,370
MFS MUN INCOME TR SH BEN INT SH BEN INT 552738106       231   34,955   SH                 34,955          1             34,955
MARKET VECTORS ETF TR HG YLD
   MUN ETF                      ETF     57060U878       230    7,910   SH                  7,910          1              7,910
TEMPLETON EMERG MKTS INCOME     COM     880192109       218   12,800   SH                 12,800          1             12,800
MFS HIGH INCOME MUN TR SH
   BEN INT                   SH BEN INT 59318D104       218   45,415   SH                 45,415          1             45,415

INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST          COM     46132X101       211   33,520   SH                 33,520          1             33,520
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST          COM     46133A100       209   29,717   SH                 29,717          1             29,717
NUVEEN PERFORM PLUS MUN FD      COM     67062P108       202   14,600   SH                 14,600          1             14,600
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST          COM     46133C106       199   26,413   SH                 26,413          1             26,413
MFS HIGH YIELD MUN TR SH BEN
   INT                       SH BEN INT 59318E102       183   41,970   SH                 41,970          1             41,970
NUVEEN INSD CA PREM INCOME 2    COM     67061U108       173   13,273   SH                 13,273          1             13,273
NUVEEN PREM INCOME MUN FD
   4.000% 00/00/00              COM     6706K4105       159   12,940   SH                 12,940          1             12,940